Long term strategic contracts	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Long term strategic contracts
Long term strategic contracts

16. Long term strategic contracts

Marketing Agreement (“MA”)

The Company has engaged a third-party for strategic and promotional services. During the three months ended March 31, 2021 and nine months ended September 30, 2021, the Company issued 2,376,425 common shares in settlement of the initial $25,000,000. As the shares vested immediately, the full amount of the $25,000,000 was recognized as an expense in operating expenses during the nine months ended September 30, 2021.

The Company is obligated to issue shares to the value of $1,875,000 quarterly over the second and third year of the contract. During the nine months ended September 30, 2022, the Company issued 4,926,165 common shares to settle the first, second and third quarterly payments.

The Company recognized an expense of $584,181 and $3,311,454 during the three and nine months ended September 30, 2022, respectively (three and nine months ended September 30, 2021 - $1,363,636 and $3,803,030) in operating expenses as a sales and marketing expense. As at September 30, 2022, the cash-settled liability is $3,632,574 (December 31, 2021 - $5,166,666).

The arrangement can be terminated by the counterparty in certain circumstances, one of which is any change of control of the Company. In that case, the Company is required to settle the agreement in a lump sum payment that consists of all unpaid amounts. As at September 30, 2022, the amount that the Company would be liable for if the contract is terminated is $9,375,000.

Brand Strategy Agreement (“BSA”)

The Company is party to the BSA, whereby the Company receives the services of Shawn C. Carter p/k/a JAY-Z’s related promotion and advertising for the remaining non-cancellable period of 5 years. The Company is committed to settle $21,500,000 in either cash or common shares at the option of the counterparty over the remaining non-cancellable period. The Company is recognizing the cost associated with the arrangement over the same period it is receiving services.

During the three and nine months ended September 30, 2022, the Company recognized an expense of $1,104,167 and $3,312,500 respectively (three and nine months ended September 30, 2021 - $1,104,167 and $3,079,399, respectively) in operating expenses related to this arrangement and $2,496,065 accounts payable and accrued liabilities as at September 30, 2022 (December 31, 2021 - $2,183,565). During the nine months ended September 30, 2022, the Company made a cash payment of $3,000,000 (September 30, 2021 - $nil).

The agreement can be terminated by the counterparty in certain circumstances, including a change in control of the Company or an involuntary de-listing. In these circumstances, the Company will be obligated to pay damages equal to $18,500,000 less the amount already paid under the arrangement. As at September 30, 2022, the amount of damages that the Company would be liable for if the contract is terminated was $13,500,000.

19. Long term strategic contracts

Marketing Agreement (“MA”)

On January 19, 2021, the MA became effective whereby the Company engaged a third-party for strategic and promotional services. Over the term of the MA, which is an initial period of three years, the Company will pay the following consideration in common shares:

(i)	$25,000,000 on the effective date and;

(ii)	$1,875,000 payable quarterly over the second year and third year terms.

The transaction is considered a share-based transaction as it will be settled in shares.

During the year ended December 31, 2021, the Company issued 2,376,425 common shares in settlement of the initial $25,000,000. As the shares vested immediately, the full amount of the $25,000,000 has been recognized as an expense in operating expenses.

The Company has accounted for the quarterly payments as a liability-settled share-based payment transaction, measured at the fair value of the shares to be issued. The Company recognized an expense of $5,166,666 during the year ended December 31, 2021 in operating expenses as a sales and marketing expense. As at December 31, 2021, the cash-settled liability is $5,166,666 (December 31, 2020 - $ nil).

The arrangement can be terminated by the counterparty in certain circumstances, one of which is any change of control of the Company. In that case, the Company is required to settle the agreement in a lump sum payment that consists of all unpaid amounts. As at December 31, 2021, the amount that the Company would be liable for if the contract is terminated is $15,000,000.

Brand Strategy Agreement (“BSA”)

On January 15, 2021, the BSA became effective whereby the Company will receive the services of Shawn C. Carter p/k/a JAY-Z’s related promotion and advertising for an initial non-cancellable period of 6 years.

The Company is committed to settling $26,500,000 in either cash or common shares at the option of the counterparty over the non-cancellable period of 6 years as follows:

(i)	$2,000,000 within 30 days (Year 1)

(ii)	$3,000,000 – Year 2

(iii)	$4,000,000 – Year 3

(iv)	$5,000,000 – Year 4

(v)	$6,000,000 – Year 5

(vi)	$6,500,000 – Year 6

The transaction is accounted for as a cash-settled share-based transaction as it may be settled in either cash or shares at the option of the counterparty. The Company is recognizing the cost associated with the arrangement over the same period it is receiving services, which is 6 years.

During the year ended December 31, 2021, the Company recognized an expense of $4,183,565 in operating expenses, related to this arrangement and $2,183,565 other accrued expenses in accounts payable and accrued liabilities as at December 31, 2021.

The agreement can be terminated by the counterparty in certain circumstances, including a change in control of the Company or an involuntary de-listing.

In these circumstances, the Company will be obligated to pay damages equal to $18,500,000 less the amount already paid under the arrangement. As at December 31, 2021, the amount of damages that the Company would be liable for if the contract is terminated was $16,500,000.